Selling, General & Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Text Block 1 [Abstract]
Summary of SG&A Expenses Comprise of Costs

SG&A expenses comprise of costs incurred by the Company to support the business operations that are not directly attributable to the production of goods or services.

Years ended December 31,	2025	2024
Core SG&A1	$220	$249
Share-based compensation	26	29
Depreciation and amortization	24	47
Bad debt expense	2	2
Total SG&A	$272	$327

[1] Core SG&A is primarily comprised of compensation, third-party services, and information technology expenses.